Marketable Securities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 98,053	$ 105,218
Increase (decrease) in fair value	716,297	(7,165)
Fair value and carrying value at balance sheet date	$ 814,350	$ 98,053